Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2025
GTF-NPRT1-1225
1.9897896.105
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	230,427	3,712,179
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	51,248	4,946,457
TOTAL BRAZIL		8,658,636
CANADA - 1.7%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	233,547	16,313,571
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	44,112	4,508,227
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (United States) (a)	121,555	41,873,267
IT Services - 0.4%
Shopify Inc Class A (a)	135,400	23,541,866
TOTAL INFORMATION TECHNOLOGY		65,415,133

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	24,662	4,602,669
TOTAL CANADA		90,839,600
CHINA - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Hesai Group ADR (a)	122,155	2,898,738
WeRide Inc ADR (a)	306,025	3,265,287
		6,164,025
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	19,882	3,388,489
PDD Holdings Inc Class A ADR (a)	20,962	2,827,145
		6,215,634
TOTAL CONSUMER DISCRETIONARY		12,379,659

Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (a)	210,003	3,922,856
TOTAL CHINA		16,302,515
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,774	357,638
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	353,117	11,027,844
INDIA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (a)	40,836	3,266,880
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	78,373	2,344,920
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	52,108	10,896,825
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	195,107	7,248,225
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	184,638	55,470,794
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	43,523	10,123,015
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	86,654	4,435,818
TOTAL UNITED KINGDOM		14,558,833
UNITED STATES - 95.7%
Communication Services - 15.6%
Entertainment - 3.8%
Netflix Inc (a)	122,669	137,249,438
ROBLOX Corp Class A (a)	317,232	36,075,623
Spotify Technology SA (a)	21,920	14,364,614
Take-Two Interactive Software Inc (a)	35,718	9,157,024
Warner Bros Discovery Inc (a)	213,121	4,784,566
		201,631,265
Interactive Media & Services - 11.8%
Alphabet Inc Class A	1,225,250	344,528,048
Meta Platforms Inc Class A	350,999	227,570,202
Reddit Inc Class A (a)	107,376	22,436,214
Snap Inc Class A (a)	3,134,167	24,446,503
		618,980,967
Media - 0.0%
MNTN Inc Class A	93,681	1,553,231
TOTAL COMMUNICATION SERVICES		822,165,463

Consumer Discretionary - 15.5%
Automobiles - 1.8%
Tesla Inc (a)	204,720	93,466,963
Broadline Retail - 8.0%
Amazon.com Inc (a)	1,711,990	418,102,198
Hotels, Restaurants & Leisure - 1.5%
Brinker International Inc (a)	65,704	7,139,397
Carnival Corp (a)	117,920	3,399,633
Chipotle Mexican Grill Inc (a)	239,829	7,600,181
DoorDash Inc Class A (a)	49,792	12,665,591
DraftKings Inc Class A (a)	346,398	10,596,315
Dutch Bros Inc Class A (a)	48,088	2,670,807
Royal Caribbean Cruises Ltd	14,497	4,158,175
Starbucks Corp	319,363	25,826,886
Yum! Brands Inc	34,122	4,716,002
		78,772,987
Household Durables - 0.8%
DR Horton Inc	17,056	2,542,708
PulteGroup Inc	19,878	2,382,775
SharkNinja Inc (a)	341,799	29,223,815
Somnigroup International Inc	78,099	6,196,375
Toll Brothers Inc	23,245	3,136,913
		43,482,586
Leisure Products - 0.0%
Peloton Interactive Inc Class A (a)	939,424	6,820,218
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (a)	65,738	4,769,292
American Eagle Outfitters Inc	193,222	3,228,740
Bath & Body Works Inc	249,234	6,101,248
Burlington Stores Inc (a)	9,012	2,465,593
Carvana Co Class A (a)	70,572	21,633,141
Five Below Inc (a)	45,793	7,201,865
Floor & Decor Holdings Inc Class A (a)	21,005	1,312,392
Home Depot Inc/The	18,885	7,168,557
Lowe's Cos Inc	105,941	25,227,730
RealReal Inc/The (a)	4,200	51,282
Restoration Hardware Inc (a)	75,108	12,955,379
TJX Cos Inc/The	143,368	20,091,592
Urban Outfitters Inc (a)	38,690	2,499,761
Victoria's Secret & Co (a)	141,066	4,972,577
Warby Parker Inc Class A (a)	179,538	3,517,149
Wayfair Inc Class A (a)	9,033	935,006
		124,131,304
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd (a)	467,355	9,697,616
Deckers Outdoor Corp (a)	150,963	12,303,485
Kontoor Brands Inc	18,137	1,467,645
Lululemon Athletica Inc (a)	55,594	9,481,001
NIKE Inc Class B	179,430	11,589,384
Tapestry Inc	31,184	3,424,627
VF Corp	215,801	3,029,846
		50,993,604
TOTAL CONSUMER DISCRETIONARY		815,769,860

Consumer Staples - 0.9%
Beverages - 0.1%
Celsius Holdings Inc (a)	113,185	6,817,133
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	10,684	9,737,932
Target Corp	45,771	4,243,887
Walmart Inc	160,450	16,234,331
		30,216,150
Food Products - 0.1%
Freshpet Inc (a)	68,522	3,371,967
Personal Care Products - 0.1%
elf Beauty Inc (a)	41,176	5,029,237
TOTAL CONSUMER STAPLES		45,434,487

Financials - 3.7%
Capital Markets - 1.7%
Ares Management Corp Class A	42,428	6,309,468
Blue Owl Capital Inc Class A	507,724	8,006,807
Coinbase Global Inc Class A (a)	9,523	3,273,817
Galaxy Digital Inc Class A	101,593	3,556,771
Goldman Sachs Group Inc/The	24,674	19,476,915
KKR & Co Inc Class A	60,199	7,123,348
Morgan Stanley	67,683	11,100,012
Robinhood Markets Inc Class A (a)	192,764	28,293,900
		87,141,038
Financial Services - 2.0%
Affirm Holdings Inc Class A (a)	196,990	14,159,641
Apollo Global Management Inc	77,614	9,648,196
Block Inc Class A (a)	42,437	3,222,666
Mastercard Inc Class A	95,013	52,446,226
Rocket Cos Inc Class A	187,654	3,126,316
Toast Inc Class A (a)	142,350	5,144,529
Visa Inc Class A	48,304	16,459,105
		104,206,679
Insurance - 0.0%
Slide Insurance Holdings Inc (a)	96,601	1,544,650
TOTAL FINANCIALS		192,892,367

Health Care - 5.1%
Biotechnology - 1.3%
AbbVie Inc	79,596	17,355,112
Alnylam Pharmaceuticals Inc (a)	36,390	16,595,296
Apogee Therapeutics Inc (a)	8,317	470,658
Arcellx Inc (a)	34,768	3,137,812
Gilead Sciences Inc	248,544	29,773,086
Legend Biotech Corp ADR (a)	58,006	1,879,394
Scholar Rock Holding Corp (a)	18,796	556,738
		69,768,096
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (a)	394,231	39,706,946
Insulet Corp (a)	24,793	7,760,457
Kestra Medical Technologies Ltd	111,129	3,042,712
		50,510,115
Health Care Providers & Services - 0.5%
Cardinal Health Inc	55,690	10,623,981
Cencora Inc	20,619	6,965,304
McKesson Corp	11,984	9,723,099
		27,312,384
Health Care Technology - 0.1%
HeartFlow Inc	86,944	3,230,839
Veeva Systems Inc Class A (a)	12,460	3,628,352
		6,859,191
Pharmaceuticals - 2.2%
Eli Lilly & Co	131,264	113,262,456
LENZ Therapeutics Inc (a)	1,900	56,468
		113,318,924
TOTAL HEALTH CARE		267,768,710

Industrials - 4.6%
Aerospace & Defense - 1.7%
Axon Enterprise Inc (a)	16,575	12,136,712
Boeing Co (a)	151,561	30,466,793
Carpenter Technology Corp	30,437	9,615,048
GE Aerospace	67,777	20,939,704
Howmet Aerospace Inc	80,546	16,588,449
		89,746,706
Building Products - 0.1%
Builders FirstSource Inc (a)	43,682	5,074,537
Construction & Engineering - 0.3%
Comfort Systems USA Inc	6,461	6,238,612
Construction Partners Inc Class A (a)	11,994	1,371,514
EMCOR Group Inc	2,255	1,523,884
Legence Corp Class A	47,048	1,946,376
Quanta Services Inc	6,961	3,126,394
		14,206,780
Electrical Equipment - 0.5%
GE Vernova Inc	36,131	21,141,694
NEXTracker Inc Class A (a)	29,601	2,996,213
Vertiv Holdings Co Class A	20,900	4,030,774
		28,168,681
Ground Transportation - 0.5%
Lyft Inc Class A (a)	322,135	6,590,882
Uber Technologies Inc (a)	192,693	18,594,875
		25,185,757
Machinery - 0.3%
Caterpillar Inc	5,936	3,426,615
Cummins Inc	16,603	7,266,801
RBC Bearings Inc (a)	6,484	2,778,588
		13,472,004
Passenger Airlines - 0.6%
Alaska Air Group Inc (a)	132,564	5,531,896
Delta Air Lines 1991 Series J Pass Through Trust	208,311	11,952,885
United Airlines Holdings Inc (a)	147,036	13,827,265
		31,312,046
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	15,742	3,911,887
FTAI Aviation Ltd	172,805	29,877,985
		33,789,872
TOTAL INDUSTRIALS		240,956,383

Information Technology - 48.9%
Communications Equipment - 0.3%
Lumentum Holdings Inc (a)	86,183	17,371,045
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	143,313	19,969,234
Coherent Corp (a)	89,566	11,819,129
Corning Inc	54,713	4,873,834
		36,662,197
IT Services - 1.6%
Cloudflare Inc Class A (a)	34,552	8,752,022
CoreWeave Inc Class A (a)	221,406	29,604,196
MongoDB Inc Class A (a)	15,594	5,611,033
Snowflake Inc (a)	96,251	26,457,475
Twilio Inc Class A (a)	119,316	16,093,342
		86,518,068
Semiconductors & Semiconductor Equipment - 24.5%
Advanced Micro Devices Inc (a)	97,183	24,890,510
Astera Labs Inc (a)	182,528	34,074,327
Broadcom Inc	478,540	176,882,741
First Solar Inc (a)	23,127	6,173,521
GlobalFoundries Inc (a)	89,240	3,176,944
Impinj Inc (a)	11,270	2,278,343
Lam Research Corp	13,412	2,111,854
Marvell Technology Inc	1,057,829	99,160,890
Micron Technology Inc	64,117	14,347,461
Monolithic Power Systems Inc	37,220	37,406,100
NVIDIA Corp	4,375,332	885,960,978
		1,286,463,669
Software - 11.7%
AppLovin Corp Class A (a)	143,110	91,208,296
BitMine Immersion Technologies Inc (a)	73,565	3,431,807
Crowdstrike Holdings Inc Class A (a)	13,323	7,234,522
Figma Inc Class A (b)	72,970	3,636,825
Microsoft Corp	762,073	394,609,020
Netskope Inc Class A (a)	15,389	363,796
Oracle Corp	207,000	54,360,270
Palantir Technologies Inc Class A (a)	136,774	27,419,084
Salesforce Inc	24,366	6,345,150
Servicenow Inc (a)	21,820	20,058,690
Unity Software Inc (a)	111,086	4,210,159
Via Transportation Inc (a)	8,291	442,988
Zoom Communications Inc Class A (a)	18,773	1,637,569
		614,958,176
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc	1,889,867	510,963,341
Sandisk Corp/DE	25,449	5,072,749
Western Digital Corp	91,102	13,684,431
		529,720,521
TOTAL INFORMATION TECHNOLOGY		2,571,693,676

Materials - 0.4%
Chemicals - 0.1%
Sherwin-Williams Co/The	13,558	4,676,696
Construction Materials - 0.3%
CRH PLC	28,975	3,450,922
Martin Marietta Materials Inc	9,485	5,815,254
Vulcan Materials Co	21,265	6,156,218
		15,422,394
TOTAL MATERIALS		20,099,090

Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	126,452	22,892,870
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	441,274	3,402,222
Zillow Group Inc Class C (a)	75,259	5,642,920
		9,045,142
TOTAL REAL ESTATE		31,938,012

Utilities - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp	12,863	4,849,351
Entergy Corp	55,655	5,347,889
NRG Energy Inc	34,149	5,868,847
		16,066,087
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	29,783	5,608,139
TOTAL UTILITIES		21,674,226

TOTAL UNITED STATES		5,030,392,274
TOTAL COMMON STOCKS (Cost $3,665,274,677)		5,251,364,984

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,665,274,677)	5,251,364,984
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,790,061
NET ASSETS - 100.0%	5,258,155,045

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $2,127,179.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.